Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.36650%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,444,695.18

Principal:
Principal Collections	$15,540,144.43
Prepayments in Full	$8,266,977.77
Liquidation Proceeds	$220,371.68
Recoveries	$33,897.27
Sub Total	$24,061,391.15
Collections	$25,506,086.33

Purchase Amounts:
Purchase Amounts Related to Principal	$81,937.53
Purchase Amounts Related to Interest	$407.34
Sub Total	$82,344.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,588,431.20

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,588,431.20
Servicing Fee	$474,371.60	$474,371.60	$0.00	$0.00	$25,114,059.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,114,059.60
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,114,059.60
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,114,059.60
Interest - Class A-3 Notes	$636,416.79	$636,416.79	$0.00	$0.00	$24,477,642.81
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$24,281,605.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,281,605.48
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$24,218,445.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,218,445.48
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$24,173,166.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,173,166.48
Regular Principal Payment	$22,075,725.89	$22,075,725.89	$0.00	$0.00	$2,097,440.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,097,440.59
Residual Released to Depositor	$0.00	$2,097,440.59	$0.00	$0.00	$0.00
Total		$25,588,431.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,075,725.89
Total					$22,075,725.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,075,725.89	$63.79	$636,416.79	$1.84	$22,712,142.68	$65.63
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$22,075,725.89	$20.97	$940,893.12	$0.89	$23,016,619.01	$21.86

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$342,466,433.11	0.9896158	$320,390,707.22	0.9258242
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$500,126,433.11	0.4750712	$478,050,707.22	0.4541014

Pool Information
Weighted Average APR	3.038%	3.037%
Weighted Average Remaining Term	41.07	40.25
Number of Receivables Outstanding	27,031	26,423
Pool Balance	$569,245,918.67	$544,832,719.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$527,088,621.68	$504,646,697.80
Pool Factor	0.4984349	0.4770586

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$40,186,021.38
Targeted Overcollateralization Amount	$66,782,011.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,782,011.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$303,768.08
(Recoveries)		38	$33,897.27
Net Loss for Current Collection Period			$269,870.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5689%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9892%
Second Prior Collection Period			0.5202%
Prior Collection Period			0.7340%
Current Collection Period			0.5814%
Four Month Average (Current and Prior Three Collection Periods)			0.7062%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,256	$5,816,701.17
(Cumulative Recoveries)			$710,660.97
Cumulative Net Loss for All Collection Periods			$5,106,040.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4471%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,631.13
Average Net Loss for Receivables that have experienced a Realized Loss			$4,065.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	183	$5,201,131.17
61-90 Days Delinquent	0.13%	26	$696,179.44
91-120 Days Delinquent	0.03%	6	$188,922.84
Over 120 Days Delinquent	0.09%	18	$466,599.31
Total Delinquent Receivables	1.20%	233	$6,552,832.76

Repossession Inventory:
Repossessed in the Current Collection Period		18	$499,918.92
Total Repossessed Inventory		32	$882,998.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1950%
Prior Collection Period			0.2294%
Current Collection Period			0.1892%
Three Month Average			0.2045%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2481%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,243,699.50
2 Months Extended	113	$3,175,348.44
3+ Months Extended	22	$642,213.28

Total Receivables Extended	214	$6,061,261.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer